Impact of COVID-19 on Our Operations and Financial Performance	6 Months Ended
Jun. 30, 2021
Impact Of Covid-19 On Our Operations And Financial Performance
Impact of COVID-19 on Our Operations and Financial Performance

7.	Impact of COVID-19 on Our Operations and Financial Performance

Substantially all of our revenues and workforce are concentrated in China. In response to the intensifying efforts to contain the spread of COVID-19, the Chinese government took a number of actions, which included quarantining individuals suspected of having COVID-19, asking residents in China to stay at home and to avoid public gathering, among other things. During the year of 2020, COVID-19 caused temporary closure of many business operations across China, and put significant strain on our platform. Primarily as a result of the COVID-19 pandemic, our revenue decreased by 67.1% from RMB4.4 billion in the six months ended June 30, 2020 to RMB1.4 billion (US$0.2 billion) in the six months ended June 30, 2021. It is, however, still unclear how the pandemic will evolve going forward, and we cannot assure you whether the COVID-19 pandemic will again bring about significant negative impact on our business operations, financial condition and operating results, including but not limited to total revenues, cash flow options and operating results.

While we have resumed business operations, there remain significant uncertainties surrounding the COVID-19 outbreak and its further development as a global pandemic. Hence, the extent of the business disruption and the related impact on our financial results and outlook for 2021 cannot be reasonably estimated at this time.